Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Segment Reporting Information [Line Items]
REVENUES	$ 572,931	$ 486,014	$ 424,690
License
Segment Reporting Information [Line Items]
REVENUES	5,326	8,385	5,060
Service
Segment Reporting Information [Line Items]
REVENUES	520,930	435,734	378,494
Professional services and other
Segment Reporting Information [Line Items]
REVENUES	$ 46,675	$ 41,895	$ 41,136